Sales Incentives - Additional Information (Detail)	12 Months Ended
Mar. 31, 2019 Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Largest wholesale customers	3
Period of return of inventory subsequent to product expiration	12 months
Product shipment description	the Company does not ship products that have less than 12 months until expiration (i.e., “short-dated sales”)
Maximum period for products not to be shipped	12 months
Cash discount	2.00%
Rebate and other sales deduction receivable period	24 months
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory	3 months
Shelf life of products	18 months
Lot shipment period	1 month
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory	6 months
Shelf life of products	36 months
Lot shipment period	6 months